Financial Instruments Derivative Impact on Statements of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Derivative [Line Items]
Other comprehensive income (loss), derivatives, gain (loss), before reclassification and tax	$ (11)	$ 331	$ (330)
Cash Flow Hedging | Net sales | Foreign exchange contracts
Derivative [Line Items]
Gains/(losses) recognized in other comprehensive income (loss) on cash flow hedges, before tax	0	0	1
Cash Flow Hedging | Cost of products sold | Foreign exchange contracts
Derivative [Line Items]
Gains/(losses) recognized in other comprehensive income (loss) on cash flow hedges, before tax	(36)	64	(42)
Amounts excluded from the effectiveness assessment of cash flow hedges, before tax	2	(2)	0
Cash Flow Hedging | Other expense/(income) | Foreign exchange contracts
Derivative [Line Items]
Gains/(losses) recognized in other comprehensive income (loss) on cash flow hedges, before tax	(23)	56	(82)
Amounts excluded from the effectiveness assessment of cash flow hedges, before tax	0	3	0
Cash Flow Hedging | Other expense/(income) | Cross-currency contracts
Derivative [Line Items]
Gains/(losses) recognized in other comprehensive income (loss) on cash flow hedges, before tax	43	(4)	0
Amounts excluded from the effectiveness assessment of cash flow hedges, before tax	28	1	0
Net Investment Hedging | Other expense/(income) | Foreign exchange contracts
Derivative [Line Items]
Gains/(losses) recognized in other comprehensive income (loss) on net investment hedges, before tax	13	(11)	(23)
Net Investment Hedging | Other expense/(income) | Cross-currency contracts
Derivative [Line Items]
Gains/(losses) recognized in other comprehensive income (loss) on net investment hedges, before tax	(67)	214	(184)
Net Investment Hedging | Interest expense | Foreign exchange contracts
Derivative [Line Items]
Amounts excluded from the effectiveness assessment of net investment hedges, before tax	(1)	(3)	0
Net Investment Hedging | Interest expense | Cross-currency contracts
Derivative [Line Items]
Amounts excluded from the effectiveness assessment of net investment hedges, before tax	$ 30	$ 13	$ 0